Loans Payable (Details)										1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 25, 2019 CNY (¥)	Feb. 25, 2019 CNY (¥)	Aug. 25, 2018 CNY (¥)	Feb. 25, 2018 CNY (¥)	Jan. 18, 2018 CNY (¥)	Aug. 25, 2017 CNY (¥)	Feb. 25, 2017 CNY (¥)	Aug. 25, 2016 CNY (¥)	Oct. 29, 2014 USD ($)	Apr. 26, 2020 USD ($)	Apr. 26, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 25, 2019 USD ($)	Sep. 30, 2017 CNY (¥)	Oct. 29, 2014 CNY (¥)
Loans Payable (Details) [Line Items]
Long-term loans, amount														$ 281,112
Repaid loan																	$ 10,000,000	¥ 10,000,000
Remaining payment					¥ 35,000,000												$ 35,000,000
Interest over due loan percentage					50.00%									50.00%	50.00%
Interest expenses (in Dollars)												$ 65,645	$ 196,775	$ 452,470
Hui Song [Member]
Loans Payable (Details) [Line Items]
Long-term loans, amount												$ 282,481
Interest expenses (in Dollars)														700,030
Mr. Lirong Wang [Member]
Loans Payable (Details) [Line Items]
Long term loan (in Dollars)														4,571,452
Litigation settlement amount														4,359,925	¥ 30,301,044
Zongbao [Member]
Loans Payable (Details) [Line Items]
Long-term loans, amount														$ 6,430,000		¥ 45,000,000
Variable interest rate														20.00%	20.00%
Repayment of loan | ¥	¥ 12,000,000	¥ 10,000,000	¥ 8,000,000	¥ 5,000,000		¥ 5,000,000	¥ 3,000,000	¥ 2,000,000
Mr. Lirong Wang [Member]
Loans Payable (Details) [Line Items]
Long term loan (in Dollars)														$ 4,571,452
Litigation settlement amount										$ 5,609,770	¥ 36,683,409
Zongbao [Member]
Loans Payable (Details) [Line Items]
Long-term loans, amount									$ 6,430,000										¥ 45,000,000
Variable interest rate									20.00%
Repayment of loan | ¥	¥ 12,000,000	¥ 10,000,000	¥ 8,000,000	¥ 5,000,000		¥ 5,000,000	¥ 3,000,000	¥ 2,000,000